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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08657

                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Income Fund

 Schedule of Investments  7/31/2011 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 13.4%

 Integrated Oil & Gas - 5.1%

 173,400

 Chevron Corp.

 $

 18,037,068

 201,160

 ConocoPhillips

 14,481,508

 462,700

 QEP Resources, Inc.

 20,280,141

 $

 52,798,717

 Oil & Gas Drilling - 1.6%

 242,300

 Helmerich & Payne, Inc.

 $

 16,730,815

 Oil & Gas Exploration & Production - 4.3%

 445,800

 EQT Corp.

 $

 28,299,384

 524,800

 Marathon Oil Corp.

 16,253,056

 $

 44,552,440

 Oil & Gas Refining & Marketing - 1.1%

 262,400

 Marathon Petroleum Corp.

 $

 11,490,496

 Oil & Gas Storage & Transportation - 1.3%

 496,100

 Spectra Energy Corp.

 $

 13,404,622

 Total Energy

 $

 138,977,090

 Materials - 7.7%

 Diversified Chemical - 1.6%

 330,800

 E.I. du Pont de Nemours and Co.

 $

 17,009,736

 Diversified Metals & Mining - 2.0%

 261,600

 Compass Minerals International, Inc.

 $

 20,598,384

 Paper Packaging - 0.6%

 193,800

 Sonoco Products Co.

 $

 6,211,290

 Specialty Chemicals - 3.5%

 145,400

 Ecolab, Inc.

 $

 7,270,000

 872,100

 Valspar Corp.

 28,665,927

 $

 35,935,927

 Total Materials

 $

 79,755,337

 Capital Goods - 8.7%

 Aerospace & Defense - 0.6%

 103,900

 Northrop Grumman Corp. (b)

 $

 6,286,989

 Construction & Farm Machinery & Heavy Trucks - 0.8%

 290,700

 Trinity Industries, Inc. (b)

 $

 8,659,953

 Electrical Component & Equipment - 1.4%

 290,700

 Emerson Electric Co.

 $

 14,270,463

 Industrial Machinery - 5.9%

 1,221,343

 Gorman-Rupp Co. (b)

 $

 39,791,355

 193,800

 Snap-On, Inc.

 11,019,468

 237,400

 The Timken Co.

 10,367,258

 $

 61,178,081

 Total Capital Goods

 $

 90,395,486

 Commercial Services & Supplies - 0.7%

 Office Services & Supplies - 0.7%

 218,000

 Mine Safety Appliances Co. (b)

 $

 7,438,160

 Total Commercial Services & Supplies

 $

 7,438,160

 Transportation - 1.1%

 Railroads - 1.1%

 241,500

 CSX Corp.

 $

 5,933,655

 77,900

 Norfolk Southern Corp.

 5,897,030

 $

 11,830,685

 Total Transportation

 $

 11,830,685

 Automobiles & Components - 3.0%

 Auto Parts & Equipment - 3.0%

 840,000

 Johnson Controls, Inc.

 $

 31,038,000

 Total Automobiles & Components

 $

 31,038,000

 Consumer Durables & Apparel - 1.9%

 Apparel, Accessories & Luxury Goods - 1.9%

 164,700

 VF Corp. (b)

 $

 19,236,960

 Total Consumer Durables & Apparel

 $

 19,236,960

 Consumer Services - 1.4%

 Leisure Facilities - 1.4%

 721,917

 Cedar Fair, L.P. (b)

 $

 14,395,025

 Total Consumer Services

 $

 14,395,025

 Media - 0.7%

 Publishing - 0.7%

 193,800

 Reed Elsevier Plc

 $

 7,054,320

 Total Media

 $

 7,054,320

 Retailing - 2.2%

 Distributors - 1.4%

 271,300

 Genuine Parts Co. (b)

 $

 14,422,308

 Home Improvement Retail - 0.8%

 387,600

 Lowe's Companies, Inc.

 $

 8,364,408

 Total Retailing

 $

 22,786,716

 Food & Drug Retailing - 0.9%

 Food Distributors - 0.9%

 290,700

 Sysco Corp.

 $

 8,892,513

 Total Food & Drug Retailing

 $

 8,892,513

 Food, Beverage & Tobacco - 8.6%

 Packaged Foods & Meats - 8.6%

 150,000

 Campbell Soup Co. (b)

 $

 4,957,500

 319,800

 General Mills, Inc.

 11,944,530

 564,550

 H.J. Heinz Co., Inc.

 29,717,912

 361,400

 Hershey Foods Corp.

 20,397,416

 833,000

 Sara Lee Corp.

 15,918,630

 80,400

 The J.M. Smucker Co.

 6,264,768

 $

 89,200,756

 Total Food, Beverage & Tobacco

 $

 89,200,756

 Household & Personal Products - 2.5%

 Household Products - 2.5%

 178,100

 Clorox Co. (b)

 $

 12,750,179

 160,757

 Colgate-Palmolive Co.

 13,564,676

 $

 26,314,855

 Total Household & Personal Products

 $

 26,314,855

 Health Care Equipment & Services - 3.4%

 Health Care Equipment - 3.4%

 239,800

 Baxter International, Inc.

 $

 13,949,166

 145,400

 Becton, Dickinson & Co.

 12,156,894

 905,000

 Smith & Nephew Plc

 9,530,839

 $

 35,636,899

 Total Health Care Equipment & Services

 $

 35,636,899

 Pharmaceuticals & Biotechnology - 5.9%

 Pharmaceuticals - 5.9%

 297,100

 Abbott Laboratories, Inc.

 $

 15,247,172

 522,800

 Bristol-Myers Squibb Co.

 14,983,448

 252,400

 Eli Lilly & Co.

 9,666,920

 361,405

 Merck & Co., Inc.

 12,334,753

 484,500

 Pfizer, Inc.

 9,321,780

 $

 61,554,073

 Total Pharmaceuticals & Biotechnology

 $

 61,554,073

 Banks - 5.5%

 Diversified Banks - 3.2%

 726,800

 U.S. Bancorp

 $

 18,940,408

 510,100

 Wells Fargo  & Co.

 14,252,194

 $

 33,192,602

 Regional Banks - 2.0%

 176,000

 PNC Bank Corp.

 $

 9,555,040

 436,100

 SunTrust Banks, Inc.

 10,680,089

 $

 20,235,129

 Thrifts & Mortgage Finance - 0.3%

 242,300

 New York Community Bancorp, Inc. (b)

 $

 3,278,319

 Total Banks

 $

 56,706,050

 Diversified Financials - 2.8%

 Asset Management & Custody Banks - 1.5%

 164,700

 Northern Trust Corp.

 $

 7,395,854

 324,200

 The Bank of New York Mellon Corp.

 8,140,662

 $

 15,536,516

 Consumer Finance - 1.3%

 193,800

 American Express Co.

 $

 9,697,752

 145,000

 Discover Financial Services, Inc.

 3,713,450

 $

 13,411,202

 Total Diversified Financials

 $

 28,947,718

 Insurance - 5.1%

 Life & Health Insurance - 1.0%

 221,700

 Aflac, Inc.

 $

 10,211,502

 Property & Casualty Insurance - 4.1%

 397,500

 Chubb Corp.

 $

 24,835,800

 247,100

 Cincinnati Financial Corp. (b)

 6,753,243

 203,500

 The Traveler Companies, Inc.

 11,218,955

 $

 42,807,998

 Total Insurance

 $

 53,019,500

 Real Estate - 1.8%

 Office Real Estate Investment Trusts - 0.8%

 96,900

 Alexandria Real Estate Equities, Inc. (b)

 $

 7,945,800

 Specialized Real Estate Investment Trusts - 1.0%

 190,593

 Ventas, Inc.

 $

 10,316,799

 Total Real Estate

 $

 18,262,599

 Software & Services - 0.5%

 Data Processing & Outsourced Services - 0.5%

 96,900

 Automatic Data Processing, Inc.

 $

 4,989,381

 Total Software & Services

 $

 4,989,381

 Technology Hardware & Equipment - 0.8%

 Computer Hardware - 0.8%

 234,700

 Hewlett-Packard Co.

 $

 8,252,052

 Total Technology Hardware & Equipment

 $

 8,252,052

 Semiconductors - 6.1%

 Semiconductor Equipment - 0.3%

 245,700

 Applied Materials, Inc.

 $

 3,027,024

 Semiconductors - 5.8%

 397,600

 Analog Devices, Inc.

 $

 13,677,440

 426,400

 Intel Corp.

 9,521,512

 210,000

 Linear Technology Corp.

 6,153,000

 564,500

 Microchip Technology (b)

 19,051,875

 363,200

 Xilinx, Inc. (b)

 11,658,720

 $

 60,062,547

 Total Semiconductors

 $

 63,089,571

 Telecommunication Services - 3.4%

 Integrated Telecommunication Services - 3.4%

 290,700

 AT&T Corp.

 $

 8,505,882

 423,500

 CenturyLink, Inc.

 15,716,085

 326,184

 Verizon Communications, Inc.

 11,511,033

 $

 35,733,000

 Total Telecommunication Services

 $

 35,733,000

 Utilities - 11.8%

 Electric Utilities - 3.4%

 361,150

 American Electric Power Co., Inc.

 $

 13,311,989

 297,800

 DPL, Inc.

 9,008,450

 319,500

 Southern Co.

 12,633,030

 $

 34,953,469

 Gas Utilities - 3.5%

 380,000

 AGL Resources, Inc. (b)

 $

 15,504,000

 126,000

 National Fuel Gas Co.

 9,119,880

 671,700

 Questar Corp.

 12,379,431

 $

 37,003,311

 Multi-Utilities - 4.4%

 300,000

 Ameren Corp.

 $

 8,646,000

 270,072

 Consolidated Edison, Inc.

 14,205,787

 513,600

 NSTAR (b)

 22,767,888

 $

 45,619,675

 Water Utilities - 0.5%

 175,000

 American Water Works Co., Inc.

 $

 4,900,000

 Total Utilities

 $

 122,476,455

 TOTAL COMMON STOCKS

 $

 1,035,983,201

 (Cost  $719,409,025)

 Principal

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 6.0%

 Securities Lending Collateral  - 6.0% (c)

 Certificates of Deposit:

 1,893,581

 Bank of America NA, 0.19%, 9/2/11

 $

 1,893,581

 1,893,581

 Bank of Montreal Chicago, 0.18%, 10/20/11

 1,893,581

 1,514,865

 Bank of Nova Scotia, 0.30%, 6/11/12

 1,514,865

 378,716

 Bank of Nova Scotia, 0.25%, 9/29/11

 378,716

 880,515

 BBVA Group NY, 0.47%, 8/10/11

 880,515

 265,101

 BNP Paribas Bank NY, 0.27%, 8/5/11

 265,101

 1,893,581

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 1,893,581

 1,514,865

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 1,514,865

 946,774

 National Australia Bank NY, 0.29%, 10/19/11

 946,774

 2,083,240

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 2,083,240

 1,136,179

 Royal Bank of Canada, 0.26%, 8/5/11

 1,136,179

 1,136,149

 Royal Bank of Canada NY, 0.32%, 12/2/11

 1,136,149

 1,893,581

 Westpac Banking Corp. NY, 0.32%, 12/6/11

 1,893,581

 $

 17,430,728

 Commercial Paper:

 757,432

 American Honda Finance, 0.34%, 1/11/12

 $

 757,432

 1,135,969

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 1,135,969

 693,110

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 693,110

 1,031,029

 CATFIN, 0.87%, 8/4/11

 1,031,029

 946,770

 CBAPP, 0.20%, 8/3/11

 946,770

 757,976

 General Electric Capital Corp., 0.37%, 4/10/12

 757,976

 208,421

 General Electric Capital Corp., 0.44%, 11/21/11

 208,421

 1,723,079

 HSBC, 0.17%, 8/9/11

 1,723,079

 719,457

 JDCCPP, 0.10%, 9/20/11

 719,457

 1,704,223

 JPMorgan Chase & Co., 0.30%, 7/17/12

 1,704,223

 946,466

 NABPP, 0.19%, 10/3/11

 946,466

 1,702,937

 NESCAP, 0.25%, 12/20/11

 1,702,937

 1,512,944

 NORDNA, 0.28%, 1/9/12

 1,512,944

 1,213,667

 OLDLLC, 0.17%, 10/5/11

 1,213,667

 567,889

 OLDLLC, 0.17%, 10/711

 567,889

 946,791

 Royal Bank of Canada NY, 0.30%, 6/29/12

 946,791

 946,235

 SANCPU, 0.73%, 9/1/11

 946,235

 1,135,709

 Sanofi Aventis, 0.68%, 10/20/11

 1,135,709

 1,325,021

 SEB, 0.30%, 9/12/11

 1,325,021

 1,704,172

 SEB, 0.12%, 8/8/11

 1,704,172

 757,280

 SOCNAM, 0.22%, 9/1/11

 757,280

 1,893,581

 Svenska Handelsbanken, 0.29%, 6/29/12

 1,893,581

 1,015,135

 TBLLC, 0.17%, 10/12/11

 1,015,135

 758,277

 TBLLC, 0.18%, 10/12/11

 758,277

 1,893,581

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 1,893,581

 219,647

 VARFUN, 0.15%, 8/8/11

 219,647

 530,181

 VARFUN, 0.15%, 8/9/11

 530,181

 946,771

 VARFUN, 0.15%, 8/4/11

 946,771

 757,564

 Wachovia, 0.30%, 10/15/11

 757,564

 568,460

 Wachovia, 0.29%, 3/1/12

 568,460

 378,895

 Wells Fargo & Co., 0.25%, 1/24/12

 378,895

 $

 31,398,669

 Tri-party Repurchase Agreements:

 1,552,737

 Barclays Capital Plc, 0.19%, 8/1/11

 $

 1,552,737

 1,854,952

 Deutsche Bank AG, 0.18%, 8/1/11

 1,854,952

 4,466,655

 RBS Securities, Inc., 0.18%, 8/1/11

 4,466,655

 $

 7,874,344

 Shares

 Money Market Mutual Funds:

 2,840,372

 Dreyfus Preferred Money Market Fund

 $

 2,840,372

 2,840,372

 Fidelity Prime Money Market Fund

 2,840,372

 $

 5,680,744

 Total Securities Lending Collateral

 $

 62,384,485

 TOTAL TEMPORARY CASH INVESTMENTS

 $

 62,384,486

 (Cost  $62,384,485)

 TOTAL INVESTMENT IN SECURITIES - 105.9%

 $

 1,098,367,687

 (Cost  $781,793,511)(a)

 OTHER ASSETS AND LIABILITIES - (5.9) %

 $

 (61,183,355)

 TOTAL NET ASSETS - 100.0%

 $

 1,037,184,332

 (a)

 At July 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $770,831,811 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 382,985,478

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (55,449,602)

 Net unrealized gain

 $

 327,535,876

 (b)

 At July 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

                    13,500

 AGL Resources, Inc.

 $

                  550,800

                    60,600

 Alexandria Real Estate Equities, Inc.

               4,969,200

                  124,000

 Campbell Soup Co.

               4,098,200

                      5,000

 Cedar Fair, L.P.

                    99,700

                  121,600

 Cincinnati Financial Corp.

               3,323,328

                      7,200

 Clorox Co.

                  515,448

                    32,900

 Genuine Parts Co.

               1,748,964

                    90,065

 Gorman-Rupp Co.

               2,934,318

                  558,800

 Microchip Technology

             18,859,500

                    24,090

 Mine Safety Appliances Co.

                  821,951

                  170,300

 New York Community Bancorp, Inc.

               2,304,159

                    15,000

 Northrop Grumman Corp.

                  907,650

                    35,900

 NSTAR

               1,591,447

                      8,100

 Trinity Industries, Inc.

                  241,299

                    62,100

 VF Corp.

               7,253,280

                  327,100

 Xilinx, Inc.

             10,499,910

 Total

 $

 60,719,154

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,035,983,201

$
-

$
-

$
1,035,983,201

 Temporary Cash Investments

-

56,703,742

-

56,703,742

 Money Market Mutual Funds

5,680,744

-

-

5,680,744

 Total

$
1,041,663,945

$
56,703,742

$
-

$
1,098,367,687

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date Septermber 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date Septermber 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date Septermber 29, 2011

* Print the name and title of each signing officer under his or her signature.